SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
15. SEGMENT REPORTING
The Company’s operating segments are aggregated into reportable segments only if they exhibit similar economic characteristics and have similar business activities.
The Company has two operating segments: “Hosting” which consists primarily of its blockchain infrastructure and third-party hosting business; and “Mining” consisting of digital asset mining for its own account. The blockchain hosting business generates revenue through the sale of consumption-based contracts for its hosting services which are recurring in nature. During 2022, our “Hosting” segment also included sales of mining equipment to customers and was referred to as “Hosting and Equipment Sales”. The Mining segment generates revenue from operating owned computer equipment as part of a pool of users that process transactions conducted on one or more blockchain networks. In exchange for these services, the Company receives digital assets.
The primary financial measures used by the chief operating decision maker (“CODM”) to evaluate performance and allocate resources are revenue and gross profit. The CODM does not evaluate performance or allocate resources based on segment asset or liability information; accordingly, the Company has not presented a measure of assets by segment. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company excludes certain operating expenses and other expense from the allocations to operating segments.
The following table presents revenue and gross profit by reportable segment for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022	2021
Hosting Segment(1)
Revenue:
Hosting revenue	$112,067	$159,688	$79,323
Equipment sales	—	82,829	248,235
Total revenue	112,067	242,517	327,558
Cost of revenue:
Cost of hosting services	87,245	169,717	77,678
Cost of equipment sales	—	67,114	177,785
Total cost of revenue	87,245	236,831	255,463
Gross profit	$24,822	$5,686	$72,095
Gross margin(2)	22%	2%	22%
Mining Segment
Digital asset mining revenue	$390,333	$397,796	$216,925
Total revenue	390,333	397,796	216,925
Cost of revenue	291,696	395,082	50,158
Gross profit	$98,637	$2,714	$166,767
Gross margin(2)	25%	1%	77%
Consolidated total revenue	$502,400	$640,313	$544,483
Consolidated cost of revenue	$378,941	$631,913	$305,621
Consolidated gross profit	$123,459	$8,400	$238,862
Consolidated gross margin(2)	25%	1%	44%
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(1)During the year ended December 31. 2022, our “Hosting” segment also included sales of mining equipment to customers and was referred to as “Hosting and Equipment Sales”.
(2)Gross margin is calculated as gross profit as a percentage of total revenue.
For the years ended December 31, 2023, 2022 and 2021, cost of revenue included depreciation expense of $6.9 million, $12.1 million and $7.4 million, respectively for the Hosting segment. For the years ended December 31, 2023, 2022 and 2021, cost of revenue included depreciation expense of $88.5 million, $214.8 million and $24.3 million, respectively for the Mining segment.
Concentrations of Revenue and Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Credit risk with respect to accounts receivable is concentrated with a small number of customers. The Company places its cash and cash equivalents with major financial institutions, which management assesses to be of high credit quality, in order to limit the exposure to credit risk. As of December 31, 2023 and 2022, all of the Company’s fixed assets were located in the United States. For the years ended December 31, 2023 and 2022, 100% and 99% of the Company’s revenue was generated in the United States, respectively. For the years ended December 31, 2023 and 2022, 78% and 62%, respectively, of the Company’s total revenue was generated from digital asset mining of bitcoin, which is subject to extreme price volatility. As of December 31, 2023 and 2022, substantially all of our digital assets were held by two third-party digital asset services.
For the years ended December 31, 2023, 2022 and 2021, the concentration of customers comprising 10% or more of the Company’s total revenue are as follows:

	Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022	2021

	Percent of total revenue:			Percent of Hosting segment revenue:
Customer
A	N/A	N/A	15%	N/A	N/A	26%
B	N/A	N/A	14%	N/A	N/A	23%
E	N/A	14%	N/A	N/A	38%	N/A
F(1)	11%	N/A	N/A	49%	N/A	N/A
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(1)On the Effective Date, Customer F became a minority shareholder of the Company.
A reconciliation of the reportable segment gross profit to (loss) income before income taxes included in the Company’s Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021, is as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Reportable segment gross profit	$123,459	$8,400	$238,862
(Loss) gain on legal settlement	—	—	(2,636)
Gain from sales of digital assets	3,893	44,298	4,814
Impairment of digital assets	(4,406)	(231,315)	(37,206)
Change in fair value of derivative instruments	(3,918)	—	—
Impairment of goodwill and other intangibles	—	(1,059,265)	—
Impairment of property, plant and equipment	—	(590,673)	—
Losses on exchange or disposal of property, plant and equipment	(1,956)	(28,025)	(118)
Operating expense:
Research and development	7,184	26,962	7,674
Sales and marketing	7,019	12,731	4,062
General and administrative	93,908	213,280	60,486
Total operating expense	108,111	252,973	72,222
Operating income (loss)	8,961	(2,109,553)	131,494
Non-operating expense, net:
(Gain) loss on debt extinguishment and other	(20,065)	287	8,016
Interest expense, net	86,238	96,826	44,354
Fair value adjustment on convertible notes	—	186,853	16,047
Fair value adjustment on derivative warrant liabilities	—	(37,937)	—
Reorganization items, net	191,122	(197,405)	—
Other non-operating (income) expenses, net	(2,530)	5,232	2
Total non-operating expense, net	254,765	53,856	68,419
(Loss) income before income taxes	$(245,804)	$(2,163,409)	$63,075